UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06671

Deutsche Global High Income Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Global High Income Fund, Inc.
(formerly DWS Global High Income Fund, Inc.)

		Principal Amount ($) (a)	Value ($)
Bonds 132.2%
Australia 0.6%
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (Cost $340,000)		340,000	345,950
Austria 0.6%
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		125,000	129,063
144A, 7.75%, 10/28/2020		200,000	214,500

(Cost $325,000)			343,563
Bermuda 4.0%
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		65,000	65,975
144A, 8.25%, 9/30/2020		147,000	158,392
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,200,000	2,249,500

(Cost $2,465,651)			2,473,867
Brazil 8.2%
Banco Bradesco SA:
144A, 5.75%, 3/1/2022		425,000	443,700
144A, 5.9%, 1/16/2021		2,000,000	2,113,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	126,731
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,000,000	2,220,000
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		577,088	0
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	210,500

(Cost $5,978,013)			5,113,931
Canada 10.0%
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		40,000	40,500
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		20,000	19,850
144A, 5.625%, 6/1/2024		20,000	19,700
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		35,000	33,906
144A, 5.75%, 3/15/2022		485,000	474,087
144A, 6.0%, 10/15/2022		65,000	63,700
Cascades, Inc., 144A, 5.5%, 7/15/2022		35,000	34,563
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		185,000	185,925
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		84,000	85,680
144A, 7.0%, 2/15/2021		84,000	86,520
Garda World Security Corp., 144A, 7.25%, 11/15/2021		50,000	50,875
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,250,000	1,334,375
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		70,000	73,500
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		45,000	46,800
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		675,000	693,562
144A, 7.0%, 3/31/2024		95,000	100,463
Novelis, Inc., 8.75%, 12/15/2020		130,000	140,400
Telesat Canada, 144A, 6.0%, 5/15/2017		1,025,000	1,050,625
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		1,115,000	1,165,175
Valeant Pharmaceuticals International, Inc., 144A, 7.5%, 7/15/2021		245,000	264,600
Videotron Ltd., 5.0%, 7/15/2022		230,000	232,300

(Cost $6,125,433)			6,197,106
Cayman Islands 5.9%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		500,000	573,750
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		65,000	64,188
7.5%, 11/1/2019		80,000	82,400
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	229,087
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		100,000	101,250
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,055,000	2,168,025
Wynn Macau Ltd., 144A, 5.25%, 10/15/2021		425,000	425,000

(Cost $3,541,951)			3,643,700
Chile 4.0%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035		2,000,000	2,213,442
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023		250,000	248,168

(Cost $1,888,905)			2,461,610
Croatia 5.4%
Republic of Croatia:
144A, 6.25%, 4/27/2017		280,000	300,650
144A, 6.375%, 3/24/2021		1,770,000	1,938,150
REG S, 6.625%, 7/14/2020		1,000,000	1,112,500

(Cost $3,035,105)			3,351,300
Dominican Republic 1.8%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,048,390)		1,000,000	1,142,500
France 4.0%
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	150,000	205,678
BUT SAS, 144A, 7.375%, 9/15/2019	EUR	185,000	241,841
Credit Agricole SA, 144A, 7.875%, 1/29/2049		130,000	138,093
Crown European Holdings SA, 144A, 4.0%, 7/15/2022	EUR	310,000	419,780
Financiere Gaillon 8 SAS, 144A, 7.0%, 9/30/2019	EUR	215,000	273,501
HomeVi SAS, 144A, 6.875%, 8/15/2021 (b)	EUR	280,000	374,934
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	100,000	136,114
Numericable Group SA:
144A, 4.875%, 5/15/2019		125,000	125,625
144A, 6.0%, 5/15/2022		200,000	201,000
Societe Generale SA, 144A, 7.875%, 12/29/2049		160,000	167,400
SPCM SA, 144A, 6.0%, 1/15/2022		185,000	197,025

(Cost $2,488,065)			2,480,991
Germany 1.2%
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	330,000	450,945
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	200,000	285,887

(Cost $705,211)			736,832
Ghana 1.2%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $726,228)		720,000	757,800
Greece 0.2%
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (Cost $100,733)		100,000	107,000
Hong Kong 0.9%
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022 (Cost $529,306)		530,000	534,922
Indonesia 0.8%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $500,000)		500,000	516,875
Ireland 2.4%
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	100,000	131,093
144A, 9.125%, 10/15/2020		250,000	270,000
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		500,000	455,000
MMC Finance Ltd., 144A, 5.55%, 10/28/2020		200,000	199,500
Mobile Telesystems OJSC, 144A, 5.0%, 5/30/2023		500,000	465,520

(Cost $1,556,061)			1,521,113
Israel 0.1%
B Communications Ltd., 144A, 7.375%, 2/15/2021 (Cost $60,000)		60,000	63,825
Italy 4.8%
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	880,000	1,266,741
Enel SpA, 144A, 8.75% **, 9/24/2073		450,000	531,000
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	440,000	676,405
UniCredit SpA, 8.0%, 4/3/2049		500,000	523,750

(Cost $2,788,101)			2,997,896
Japan 0.2%
Ymobile Corp., 144A, 8.25%, 4/1/2018 (Cost $105,000)		105,000	112,219
Kazakhstan 3.0%
KazMunayGas National Co. JSC:
144A, 4.4%, 4/30/2023		250,000	249,375
144A, 7.0%, 5/5/2020		200,000	231,000
Series 2, REG S, 9.125%, 7/2/2018		1,150,000	1,391,500

(Cost $1,566,485)			1,871,875
Lithuania 2.9%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,170,000
144A, 7.375%, 2/11/2020		500,000	610,000

(Cost $1,525,004)			1,780,000
Luxembourg 10.9%
Aguila 3 SA, 144A, 7.875%, 1/31/2018		245,000	256,331
Altice Financing SA, 144A, 7.875%, 12/15/2019		200,000	215,774
Altice Finco SA, 144A, 9.875%, 12/15/2020		200,000	226,000
Altice SA, 144A, 7.25%, 5/15/2022	EUR	110,000	152,819
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,170,000	1,199,250
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	210,000	303,753
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		565,000	542,400
7.25%, 10/15/2020		260,000	274,300
7.5%, 4/1/2021		850,000	907,375
Intelsat Luxembourg SA:
7.75%, 6/1/2021		120,000	122,700
8.125%, 6/1/2023		15,000	15,600
MHP SA, 144A, 8.25%, 4/2/2020		645,000	596,754
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	197,500
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		210,000	224,962
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	140,266
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	200,000	275,844
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	425,000	604,813
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	110,000	160,559
144A, 6.75%, 8/15/2024	EUR	110,000	165,295
Wind Acquisition Finance SA:
144A, 4.203% **, 7/15/2020	EUR	100,000	134,600
144A, 6.5%, 4/30/2020		30,000	31,875

(Cost $6,609,508)			6,748,770
Marshall Islands 0.2%
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022 (Cost $145,000)		145,000	147,538
Mexico 0.4%
Petroleos Mexicanos, 5.5%, 6/27/2044 (Cost $214,037)		215,000	221,945
Netherlands 2.9%
Adria Bidco BV, 144A, 7.875%, 11/15/2020	EUR	270,000	382,332
Ajecorp BV, 144A, 6.5%, 5/14/2022		200,000	186,100
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	100,000	144,618
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		1,000,000	1,055,000
NXP BV, 144A, 3.75%, 6/1/2018		65,000	64,350

(Cost $1,825,494)			1,832,400
Peru 1.2%
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		325,000	322,238
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	420,000

(Cost $742,624)			742,238
Philippines 3.9%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,914,480)		1,800,000	2,443,500
Puerto Rico 0.1%
Popular, Inc., 7.0%, 7/1/2019 (Cost $40,000)		40,000	40,220
Russia 10.1%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,011,250
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		215,000	207,475
Russian Agricultural Bank OJSC:
144A, 5.1%, 7/25/2018		200,000	188,000
REG S, 7.75%, 5/29/2018		1,370,000	1,409,319
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	197,500
Vimpel Communications, 144A, 6.493%, 2/2/2016		1,500,000	1,537,500
VTB Bank OJSC:
144A, 6.315%, 2/22/2018		500,000	493,750
144A, 6.875%, 5/29/2018		1,270,000	1,243,012

(Cost $6,341,808)			6,287,806
Serbia 1.8%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		252,321	255,159
144A, 7.25%, 9/28/2021		760,000	876,850

(Cost $972,338)			1,132,009
Sweden 1.0%
Ciech Group Financing AB, 144A, 9.5%, 11/30/2019	EUR	250,000	374,934
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		210,000	224,175

(Cost $590,704)			599,109
Switzerland 0.3%
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049 (Cost $200,000)		200,000	200,480
Turkey 3.3%
Akbank TAS, 144A, 5.125%, 7/22/2015		1,390,000	1,429,963
Arcelik AS, 144A, 5.0%, 4/3/2023		435,000	421,406
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		200,000	204,500

(Cost $2,024,179)			2,055,869
United States 25.7%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	21,100
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		160,000	168,000
ADT Corp.:
3.5%, 7/15/2022		35,000	30,975
4.125%, 4/15/2019		10,000	9,875
6.25%, 10/15/2021		30,000	31,050
AES Corp., 3.229% **, 6/1/2019		40,000	39,800
Air Lease Corp., 4.75%, 3/1/2020		50,000	53,188
Ally Financial, Inc., 3.5%, 1/27/2019		165,000	163,350
AMC Entertainment, Inc., 5.875%, 2/15/2022		45,000	45,675
AMC Networks, Inc., 7.75%, 7/15/2021		10,000	10,950
American Energy-Permian Basin LLC:
144A, 6.741% **, 8/1/2019		25,000	24,125
144A, 7.125%, 11/1/2020		50,000	48,250
144A, 7.375%, 11/1/2021		50,000	48,250
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	73,675
7.0%, 5/20/2022		50,000	53,500
Antero Resources Finance Corp., 5.375%, 11/1/2021		20,000	20,250
APX Group, Inc.:
8.75%, 12/1/2020		5,000	4,875
144A, 8.75%, 12/1/2020		40,000	39,000
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		45,000	44,325
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		10,000	10,925
Ashland, Inc., 3.875%, 4/15/2018		205,000	205,512
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		160,000	170,000
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		40,000	41,900
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		35,000	35,000
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		20,000	21,000
7.75%, 2/15/2019		35,000	36,750
BC Mountain LLC, 144A, 7.0%, 2/1/2021		30,000	28,800
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		35,000	35,700
6.75%, 11/1/2020		60,000	61,800
Berry Plastics Corp., 5.5%, 5/15/2022		100,000	97,500
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		95,000	94,525
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		54,823	57,290
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		80,000	74,400
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		100,000	104,500
Cablevision Systems Corp., 5.875%, 9/15/2022		25,000	24,625
Calpine Corp.:
5.375%, 1/15/2023		60,000	58,800
5.75%, 1/15/2025		60,000	58,650
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		35,000	35,088
CDW LLC, 6.0%, 8/15/2022 (b)		60,000	60,150
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		20,000	20,850
Series W, 6.75%, 12/1/2023		35,000	37,975
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		99,000	95,287
144A, 6.375%, 9/15/2020		165,000	169,950
Chaparral Energy, Inc., 7.625%, 11/15/2022		10,000	10,475
Chesapeake Energy Corp.:
3.25%, 3/15/2016		90,000	90,000
3.484% **, 4/15/2019		75,000	75,187
Chiquita Brands International, Inc., 7.875%, 2/1/2021		20,000	21,400
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		90,000	97,650
8.75%, 3/15/2018		60,000	62,820
CIT Group, Inc.:
3.875%, 2/19/2019		235,000	233,825
4.25%, 8/15/2017		925,000	952,750
Clear Channel Communications, Inc., 9.0%, 12/15/2019		125,000	128,281
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		70,000	73,150
Series B, 6.5%, 11/15/2022		185,000	194,250
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		75,000	74,812
CNH Industrial Capital LLC, 3.25%, 2/1/2017		150,000	150,000
CommScope, Inc., 144A, 5.0%, 6/15/2021		60,000	59,400
Community Health Systems, Inc.:
144A, 5.125%, 8/1/2021		10,000	10,075
144A, 6.875%, 2/1/2022		45,000	46,013
7.125%, 7/15/2020		35,000	37,363
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		25,000	25,281
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		55,000	54,312
Covanta Holding Corp., 5.875%, 3/1/2024		45,000	45,675
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		30,000	30,975
7.75%, 4/1/2019		145,000	153,337
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		125,000	119,375
Crown Media Holdings, Inc., 10.5%, 7/15/2019		20,000	22,200
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		125,000	119,687
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		55,000	59,400
Darling Ingredients, Inc., 144A, 5.375%, 1/15/2022		45,000	46,238
Delphi Corp., 5.0%, 2/15/2023		45,000	48,319
DigitalGlobe, Inc., 5.25%, 2/1/2021		25,000	24,469
DISH DBS Corp.:
4.25%, 4/1/2018		50,000	50,750
5.0%, 3/15/2023		75,000	73,500
Ducommun, Inc., 9.75%, 7/15/2018		65,000	71,662
E*TRADE Financial Corp.:
6.0%, 11/15/2017		214,000	221,126
6.375%, 11/15/2019		65,000	69,062
EarthLink Holdings Corp., 7.375%, 6/1/2020		40,000	42,400
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		115,000	122,187
Endo Finance LLC:
144A, 5.375%, 1/15/2023		55,000	53,075
144A, 5.75%, 1/15/2022		40,000	39,800
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		25,000	18,500
Entegris, Inc., 144A, 6.0%, 4/1/2022		40,000	41,300
EP Energy LLC, 7.75%, 9/1/2022		25,000	27,250
Equinix, Inc.:
5.375%, 4/1/2023		120,000	120,600
7.0%, 7/15/2021		35,000	38,150
EXCO Resources, Inc., 8.5%, 4/15/2022		15,000	15,075
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		30,000	32,352
First Data Corp.:
144A, 6.75%, 11/1/2020		43,000	45,365
144A, 7.375%, 6/15/2019		55,000	57,750
144A, 8.75%, 1/15/2022 (PIK)		115,000	123,481
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		115,000	119,025
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		50,000	51,500
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,200
Frontier Communications Corp.:
7.125%, 1/15/2023		160,000	165,600
8.125%, 10/1/2018		600,000	687,000
Gates Global LLC, 144A, 6.0%, 7/15/2022		45,000	43,875
GenCorp, Inc., 7.125%, 3/15/2021		70,000	75,761
Goodyear Tire & Rubber Co., 6.5%, 3/1/2021		150,000	158,625
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		50,000	49,250
Halcon Resources Corp.:
8.875%, 5/15/2021		78,500	81,444
9.75%, 7/15/2020		45,000	48,150
Harron Communications LP, 144A, 9.125%, 4/1/2020		90,000	99,900
HCA, Inc.:
6.5%, 2/15/2020		165,000	179,231
7.5%, 2/15/2022		120,000	135,900
Hexion U.S. Finance Corp., 6.625%, 4/15/2020		95,000	98,800
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		45,000	44,438
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	27,500
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	44,150
7.625%, 6/15/2021		30,000	33,900
Huntsman International LLC, 5.125%, 4/15/2021	EUR	310,000	434,616
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	41,800
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	99,630
5.75%, 5/15/2016		15,000	15,694
6.25%, 5/15/2019		35,000	37,975
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		25,000	25,625
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		95,000	101,650
144A, 8.25%, 2/1/2020		80,000	86,400
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		10,000	10,100
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		30,000	31,613
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022 (b)		175,000	171,719
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		30,000	31,050
8.125%, 7/1/2019		25,000	26,625
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		55,000	56,237
Live Nation Entertainment, Inc.:
144A, 2.5%, 5/15/2019		35,000	35,919
144A, 5.375%, 6/15/2022		10,000	10,000
144A, 7.0%, 9/1/2020		70,000	75,425
Mediacom Broadband LLC, 144A, 5.5%, 4/15/2021		10,000	10,100
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		45,000	43,763
Meritor, Inc.:
6.25%, 2/15/2024		50,000	51,375
6.75%, 6/15/2021		60,000	63,600
MGM Resorts International:
6.75%, 10/1/2020		83,000	89,847
7.625%, 1/15/2017		55,000	60,775
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		150,000	154,875
10.75%, 10/1/2020		70,000	75,425
Morgan Stanley, Series H, 5.45%, 7/29/2049		35,000	35,044
MPT Operating Partnership LP, (REIT), 5.75%, 10/1/2020	EUR	185,000	265,090
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		60,000	63,150
NCR Corp.:
5.875%, 12/15/2021		10,000	10,350
6.375%, 12/15/2023		25,000	26,500
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		50,000	49,750
Nortek, Inc., 8.5%, 4/15/2021		70,000	75,950
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	10,550
NRG Energy, Inc., 144A, 6.25%, 5/1/2024		185,000	185,000
Oasis Petroleum, Inc.:
144A, 6.875%, 3/15/2022		80,000	86,600
6.875%, 1/15/2023		25,000	27,063
7.25%, 2/1/2019		55,000	57,475
Oshkosh Corp., 5.375%, 3/1/2022		37,000	37,833
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		35,000	37,363
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		50,000	51,500
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	52,125
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		60,000	56,100
Post Holdings, Inc.:
144A, 6.0%, 12/15/2022		50,000	49,500
144A, 6.75%, 12/1/2021		105,000	109,069
Regency Energy Partners LP:
5.0%, 10/1/2022		30,000	29,625
5.875%, 3/1/2022		5,000	5,225
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		130,000	132,600
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		50,000	49,250
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		40,000	41,800
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		225,000	232,875
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		30,000	31,350
Samson Investment Co., 144A, 10.75%, 2/15/2020		35,000	35,438
SandRidge Energy, Inc., 7.5%, 3/15/2021		65,000	67,600
Sanmina Corp., 144A, 4.375%, 6/1/2019		5,000	4,950
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		20,000	19,400
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		10,000	10,050
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		50,000	49,250
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		40,000	40,900
Spirit AeroSystems, Inc., 144A, 5.25%, 3/15/2022		65,000	65,000
Springs Industries, Inc., 6.25%, 6/1/2021		55,000	54,862
Sprint Communications, Inc.:
6.0%, 11/15/2022		60,000	59,100
144A, 7.0%, 3/1/2020		60,000	67,500
144A, 9.0%, 11/15/2018		195,000	228,637
Sprint Corp., 144A, 7.125%, 6/15/2024		240,000	244,800
Starz LLC, 5.0%, 9/15/2019		30,000	30,450
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		20,000	20,575
6.464%, 4/28/2019		60,000	62,550
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		40,000	39,400
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		65,000	66,202
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022		35,000	36,400
Titan International, Inc., 6.875%, 10/1/2020		115,000	116,725
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		60,000	60,300
144A, 6.5%, 7/15/2024		35,000	35,350
7.5%, 7/15/2021		205,000	223,962
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		35,000	34,956
Triumph Group, Inc., 144A, 5.25%, 6/1/2022		30,000	29,850
Tronox Finance LLC, 6.375%, 8/15/2020		45,000	45,450
tw telecom holdings, Inc.:
5.375%, 10/1/2022		10,000	10,825
6.375%, 9/1/2023		50,000	56,562
U.S. Foods, Inc., 8.5%, 6/30/2019		15,000	15,990
United Rentals North America, Inc., 7.375%, 5/15/2020		180,000	193,050
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		10,000	10,800
Valeant Pharmaceuticals International, 144A, 6.375%, 10/15/2020		60,000	61,950
Weyerhaeuser Real Estate Co., 144A, 4.375%, 6/15/2019		35,000	34,475
Whiting Petroleum Corp., 5.0%, 3/15/2019		50,000	52,375
Windstream Corp.:
6.375%, 8/1/2023		45,000	44,438
7.75%, 10/1/2021		720,000	776,700
Woodbine Holdings LLC, 12.0%, 5/15/2016		215,000	227,094
Zayo Group LLC, 8.125%, 1/1/2020		30,000	31,800

(Cost $15,631,077)			15,979,834
Uruguay 6.5%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $4,638,860)		4,685,716	4,055,487
Venezuela 1.7%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		410,000	381,813
Republic of Venezuela, 7.65%, 4/21/2025		900,000	675,000

(Cost $977,998)			1,056,813

Total Bonds (Cost $80,266,749)			82,098,893
Loan Participations and Assignments 8.4%
Senior Loans ***
Canada 0.6%
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		104,213	103,008
Valeant Pharmaceuticals International, Inc.:
Series C2, Term Loan B, 3.75%, 12/11/2019		132,847	132,698
Series D2, Term Loan B, 3.75%, 2/13/2019		137,133	137,004

(Cost $374,628)			372,710
United States 7.8%
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		128,753	128,995
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		190,000	190,045
Amsurg Corp., First Lien Term Loan, 3.75%, 7/16/2021		50,000	49,950
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		70,000	71,983
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		89,322	89,308
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.0%, 2/1/2020		148,997	148,384
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		176,850	177,488
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		49,750	49,890
DaVita HealthCare Partners, Inc., Term Loan B, 2.0%, 6/24/2021		110,000	109,943
Del Monte Foods, Inc., First Lien Term Loan, 4.254%, 2/18/2021		74,813	74,384
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		19,750	19,767
First Data Corp., Term Loan, 4.155%, 3/24/2021		85,000	84,814
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		69,825	69,614
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		665,000	668,947
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		99,474	98,983
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		306,900	307,388
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		135,000	134,761
NRG Energy, Inc., Term Loan B, 2.75%, 7/1/2018		313,980	311,555
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		307,976	307,244
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		267,441	267,774
Term Loan B2, 4.25%, 8/7/2019		127,400	128,077
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		116,748	115,955
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		69,825	69,323
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019		99,500	99,998
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		30,196	30,149
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		530,000	529,006
Spansion LLC, Term Loan, 3.75%, 12/19/2019		45,000	44,962
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		109,677	109,609
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020		29,925	30,037
Weight Watchers International, Inc., Term Loan B1, 3.16%, 4/2/2016		129,020	127,650
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		180,565	181,558

(Cost $4,822,637)			4,827,541

Total Loan Participations and Assignments (Cost $5,197,265)			5,200,251

		Shares	Value ($)
Preferred Stock 0.1%
United States
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $46,589)		47	47,000

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $29,610)		600,000	13,499

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $85,540,213) †		140.7	87,359,643
Notes Payable		(41.9)	(26,000,000)
Other Assets and Liabilities, Net		1.2	716,540

Net Assets		100.0	62,076,183

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.50%	11/15/2024	25,000	USD	14,503	18,500
Independencia International Ltd.*	12.00%	12/30/2016	577,088	USD	1,014,646	0
					1,029,149	18,500

* Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2014.

***
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of July 31, 2014.

†
The cost for federal income tax purposes was $85,540,293.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $1,819,350.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,960,460  and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,141,110.

(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At July 31, 2014, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (c)

Call Options
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	600,000	1	4/20/2016	21,390	(7,264)

(c)	Unrealized appreciation on written options on interest rate swap contracts at July 31, 2014 was $14,126.
At July 31, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (d)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	50,000	2	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	7,085	3,697	3,388

(d)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(e)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties
1	Nomura International PLC
2	Credit Suisse

As of July 31, 2014, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	374,898	EUR	280,000	8/7/2014	44	Citigroup, Inc.
EUR	5,713,000	USD	7,694,628	8/26/2014	43,991	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					44,035

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	280,000	USD	374,927	8/26/2014	(38)	Citigroup, Inc.

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(f)
Bonds	$—	$82,098,893	$0	$82,098,893
Loan Participations and Assignments	—	5,200,251	—	5,200,251
Preferred Stocks(f)	—	47,000	—	47,000
Derivatives(g)
Purchased Options	—	13,499	—	13,499
Credit Default Swap Contracts	—	3,388	—	3,388
Forward Foreign Currency Exchange Contracts	—	44,035	—	44,036
Total	$—	$87,407,066	$0	$87,407,066
Liabilities
Derivatives(g)
Written Options	$—	$(7,264)	$—	$(7,264)
Forward Foreign Currency Exchange Contracts	—	(38)	—	(38)
Total	$—	$(7,302)	$—	$(7,302)

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)
Derivatives include value of options purchased, value of written options and unrealized appreciation (depreciation) on open credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$3,388	$—	$—
Foreign Exchange Contracts	$—	$43,997	$—
Interest Rate Contracts	$—	$—	$(7,264)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014